Significant accounting policies (Details) $ in Millions		12 Months Ended
	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SFr / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Statement [line items]
Par value per share | SFr / shares				SFr 0.50
Operating lease commitments		$ 3,600
New lease arrangements		(100)
Undiscounted future lease payments	$ 3,300
Lease liabilities	1,740		$ 1,896		$ 2,005
Non-current assets [abstract]
Property, plant and equipment			11,545		12,263
Right-of-use assets	1,550		1,561		1,676	$ 1,677
Equity [abstract]
Reserves			66,802		55,738
Current liabilities [abstract]
Current lease liabilities			$ 275		$ 286
Increase (decrease) due to changes in accounting policy, IFRS 16 [member]
Non-current assets [abstract]
Property, plant and equipment	(100)
Equity [abstract]
Reserves	3
Current liabilities [abstract]
Current lease liabilities	300
Discontinued operations [member]
Statement [line items]
Operating lease commitments, discontinued operations		$ 200
Discontinued operations [member] | Previously stated [member]
Statement [line items]
Lease liabilities	89
Non-current assets [abstract]
Right-of-use assets	$ 75